Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Vessels, Port Terminals, Tanker Vessels, Barges, Push boats and other fixed assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$1,930,950	$(521,535)	$1,409,415
Additions	—	(73,017)	(73,017)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(11,828)	—	(11,828)
Balance December 31, 2017	1,814,965	(536,518)	1,278,447
Additions	398	(66,405)	(66,007)
Vessel impairment	(411,265)	212,399	(198,866)
Disposals	(101,717)	—	(101,717)
Vessel acquisition	22,385	(458)	21,927
Balance December 31, 2018	1,324,766	(390,982)	933,784
Additions	4,747	(48,812)	(44,065)
Vessel impairment	(274,067)	159,834	(114,233)
Disposals	(48,830)	—	(48,830)
Vessel acquisition	14,735	(44)	14,691
Balance December 31, 2019	$1,021,351	$(280,004)	$741,347

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$109,224	$(27,391)	$81,833
Additions	5,060	(5,237)	(177)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	251,641	(32,628)	219,013
Additions	2,530	(7,284)	(4,754)
Transfers from oil storage plant and port facilities for liquid cargoes	(629)	—	(629)
Transfers to other long-term assets	(26)	—	(26)
Disposals	(156)	137	(19)
Balance December 31, 2018	253,360	(39,775)	213,585
Additions	602	(7,186)	(6,584)
Balance December 31, 2019	$253,962	$(46,961)	$207,001

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$475,378	(150,038)	325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Balance December 31, 2017	472,081	(164,056)	308,025
Additions	3,581	(18,528)	(14,947)
Transfers	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421
Balance December 31, 2018	525,712	(182,584)	343,128
Additions	2,403	(19,038)	(16,635)
Write offs	(2,064)	866	(1,198)
Balance December 31, 2019	$526,051	$(200,756)	$325,295

Containerships (Navios Containers)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$—	$—	$—
Vessels upon obtaining control	376,133	(882)	375,251
Vessel acquisition	24,763	(35)	24,728
Balance December 31, 2018	400,896	(917)	399,979
Additions	1,715	(7,497)	(5,782)
Vessel acquisition	53,097	(649)	52,448
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$13,936	$(9,423)	$4,513
Additions	531	(1,257)	(726)
Disposals	(75)	28	(47)
Write offs	(32)	32	—
Balance December 31, 2017	14,360	(10,620)	3,740
Additions	5,845	(1,572)	4,273
Write offs	(329)	295	(34)
Balance December 31, 2018	19,876	(11,897)	7,979
Additions	2,161	(1,056)	1,105
Write offs	(14,206)	7,993	(6,213)
Balance December 31, 2019	$7,831	$(4,960)	$2,871

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$2,529,488	$(708,387)	$1,821,101
Additions	11,122	(97,114)	(85,992)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(15,488)	3,613	(11,875)
Write offs	(32)	32	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	2,553,047	(743,822)	1,809,225
Vessels upon obtaining control	376,133	(882)	375,251
Additions	12,354	(93,789)	(81,435)
Vessel acquisition	47,148	(493)	46,655
Vessel impairment	(411,265)	212,399	(198,866)
Vessel disposals	(101,717)	—	(101,717)
Disposals	(156)	137	(19)
Write offs	(329)	295	(34)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long-term assets	(26)	—	(26)
Balance December 31, 2018	2,524,610	(626,155)	1,898,455
Additions	11,628	(83,589)	(71,961)
Vessel acquisition	67,832	(693)	67,139
Vessel impairment	(274,067)	159,834	(114,233)
Vessel disposals	(48,830)	—	(48,830)
Write offs	(16,270)	8,859	(7,411)
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$1,809,195	$(532,681)	$1,276,514